Salomon Brothers
                                 Opportunity Fund Inc
                                                                  March 26, 2001

Dear Shareholder:

We are pleased to provide the semi-annual report for the Salomon Brothers Opportunity Fund Inc ("Fund") for the period ended February 28, 2001. Included in this report are performance results, a market commentary, a summary of the portfolio, a statement of the Fund's investments and the unaudited financial statements for the six months ended February 28, 2001.

During the six months ended February 28, 2001, the net asset value ("NAV") of the Fund decreased from $55.98 per share at August 31, 2000 to $50.47 per share at February 28, 2001. Dividends of $0.76 per share from net investment income and $4.96 per share from capital gains were paid during the period. We believe these dividends were responsible in part for the Fund's decrease in NAV. During the period, the Fund returned 0.31% and the Standard & Poor's 500 Index ("S&P 500")1 returned negative 17.83%. The Fund's better performance versus the S&P 500 could be attributed to its underweighted positions in the technology sector. In our view, the poor performance of the S&P 500, during the period was primarily because of the correction in the technology sector.

INVESTMENT STRATEGY

The Fund seeks to achieve above average long-term capital appreciation with current income as a secondary objective by investing primarily in common stocks.

We emphasize individual security selection while varying the Fund's investments across industries, which may help reduce risk. We evaluate companies of all sizes. We seek to identify those companies whose securities are trading at prices that we believe are below the company's intrinsic value. This style of stock selection, known as value investing, focuses on using fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

We currently pursue a strategy of retaining unrealized long-term capital gains and avoiding the tax impact of realizing each gain. The strategy reflects our belief that these securities continue to have solid long-term growth potential.

MARKET REVIEW

The list of leading U.S. companies expecting slower revenue and earnings growth lengthened during the latter stages of the period. In this economy of slow growth, many investors have become more concerned about excessive valuations, a concern we have raised in our last few reports.

---------------
1 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Evidence of the slowing U.S. economy and reports of severe pressure on corporate earnings caused most large-capitalization stocks to decline during the period. The decline in stock prices that began in March 2000 has caused some investment professionals to think that a bear market may be underway. In reaction, the Federal Reserve Board ("Fed") began to cut interest rates early in 2001. Most recently on March 20, 2001, the Fed cut rates by 50 basis points2 to 5.00%. After this latest interest rate cut, many investment professionals began to predict that the stock market may have seen the worst.

PORTFOLIO HIGHLIGHTS 3

Very few significant changes were made to the Fund's portfolio during the reporting period. As of February 28, 2001, the Fund's three top market sectors were banks (20.8%), insurance - property and casualty (16.0%) and energy (9.4%). We gradually increased the Fund's weighting in financial services businesses because we continue to think this sector represents good value and we are optimistic about the long-term prospects for energy suppliers because of our expectations for continuing high demand.

Thank you for investing in the Salomon Brothers Opportunity Fund Inc.

Cordially,

/s/ Irving Brilliant

Irving Brilliant
Chairman and Portfolio Manager

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 5 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of February 28, 2001 and is subject to change.

---------------
2 A basis point is 0.01% or one one-hundredth of a percent.
3 Portfolio allocations are as of February 28, 2001 and are subject to change.

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Results of an Investment in Salomon Brothers Opportunity Fund Inc

Set forth below are average annual total return figures for the periods indicated and a graph showing the value of a hypothetical $10,000 investment made in Salomon Brothers Opportunity Fund Inc on February 28, 1991. The average annual total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost.

                           AVERAGE ANNUAL TOTAL RETURN

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. When considering "average" total-return for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:

      25.57% for the one-year period beginning March 1, 2000 and ended February 28, 2001;
      13.89% for the five-year period beginning March 1, 1996 and ended February 28, 2001;
      14.71% for the ten-year period beginning March 1, 1991 and ended February 28, 2001.


               PERFORMANCE COMPARISON-- GROWTH OF $10,000*
                               (unaudited)

               DATE             Salomon           S&P 500

               2/91              10000             10000
               8/91              10598             10946
               8/92              11966             11812
               8/93              14382             13605
               8/94              15303             14348
               8/95              18526             17420
               8/96              20632             20682
               8/97              28986             29085
               8/98              28018             31446
               8/99              32653             43964
               8/00              39320             51130
               2/01              39444             42013

           Salomon Brothers Opportunity Fund Inc     $39,444
           Standard & Poor's 500 Index               $42,013

        *Past performance is not predictive of future performance.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Major Portfolio Changes (unaudited)
For the Six Months Ended February 28, 2001

Additions+
-------------------------------------------------
Corporate Bond                           Par
-------------------------------------------------
Pacific Gas & Electric Co.,
  Series 93-G, 6.250% due 3/1/04..  $300,000(1)

Stocks                                 Shares
-------------------------------------------------
ArvinMeritor, Inc.................     3,000
CNF Inc...........................     4,000(1)
Genuity Inc.......................    28,000
HomeBase, Inc.....................     5,000
Lafarge Corp......................     3,500


Reductions+
-------------------------------------------------
Corporate Bond                           Par
-------------------------------------------------
Sunbeam Corp., zero coupon
  due 3/25/18.................... $2,500,000(2)

Stocks                                 Shares
-------------------------------------------------
Airborne, Inc.....................     3,000
Ameron International Corp.........     2,600
The Bank of New York Co., Inc.....    56,000
Intel Corp........................     4,000
Lockheed Martin Corp..............     6,000
Loews Corp........................    38,500
Mellon Financial Corp.............     6,000(2)
NL Industries, Inc................     5,000
Overseas Shipholding Group, Inc...     3,400
The Pioneer Group, Inc............    43,000(2)
UnumProvident Corp................     4,000

--------------

(1) New addition.
(2) Elimination.
 + Exclusive of changes resulting entirely from mergers, stock dividends and stock splits.

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Schedule of Investments (unaudited)
February 28, 2001

     Shares                               Security                                      Value
-------------------------------------------------------------------------------------------------
COMMON STOCK -- 78.7%
BANKS -- 20.4%
Common Stock -- 81.0%
Banks-- 20.8%
    714,976    The Bank of New York Co., Inc....................................     $ 37,021,457
    125,000    Popular, Inc.....................................................        3,406,250
                                                                                     ------------
                                                                                       40,427,707
                                                                                     ------------
Basic Industry -- 5.2%
     42,600    Amcast Industrial Corp...........................................          426,000
     15,000    ArvinMeritor, Inc................................................          230,250
      6,000    Deltic Timber Corp...............................................          134,820
      4,000    International Paper Co...........................................          150,640
     39,000    Mississippi Chemical Corp........................................          173,550
     15,000    National Processing, Inc.*.......................................          270,000
      8,077    Newmont Mining Corp..............................................          136,097
     13,000    NL Industries, Inc...............................................          256,750
     34,500    Rayonier Inc.....................................................        1,450,380
      3,960    Smurfit-Stone Container Corp.*...................................           57,173
     17,100    Solutia Inc......................................................          229,482
      2,200    Southern Peru Copper Corp........................................           31,900
               Tecumseh Products Co.:
     50,600      Class A Shares.................................................        2,548,975
     30,400      Class B Shares.................................................        1,457,300
     78,500    TRC Cos., Inc.*..................................................        2,512,000
                                                                                     ------------
                                                                                       10,065,317
                                                                                     ------------
Biotechnology & Drugs -- 1.8%
     66,260    Pharmacia Corp...................................................        3,425,642
                                                                                     ------------
Construction -- 1.4%
     25,800    Ameron International Corp........................................        1,192,218
     46,000    Lafarge Corp.....................................................        1,403,000
               Liberty Homes, Inc.:
     24,550      Class A Shares.................................................          128,120
     24,750      Class B Shares.................................................          126,070
                                                                                     ------------
                                                                                        2,849,408
                                                                                     ------------
Consumer Good -- 7.8%
     35,500    Alexander & Baldwin, Inc.........................................          916,344
     17,000    BJ's Wholesale Club, Inc.*.......................................          773,670
      9,700    Cone Mills Corp.*................................................           28,615
     96,000    Fine Host Corp.*(a)..............................................          768,000
     10,900    Harcourt General, Inc............................................          610,836
     23,000    HomeBase, Inc.*..................................................           55,890
    352,110    Koninklijke (Royal) Philips Electronics N.V. - ADR...............       11,492,870
      3,284    The Neiman Marcus Group, Inc., Class B Shares*...................          110,014
     15,737    The News Corp. Ltd. - ADR........................................          503,112
                                                                                     ------------
                                                                                       15,259,351
                                                                                     ------------

                       See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)
February 28, 2001

     Shares                               Security                                      Value
-------------------------------------------------------------------------------------------------
Energy -- 9.4%
     10,000    Amerada Hess Corp................................................     $    720,000
     32,000    Murphy Oil Corp..................................................        2,015,040
    260,000    Royal Dutch Petroleum Co. - ADR..................................       15,165,800
     10,000    Talisman Energy Inc.*............................................          360,800
                                                                                     ------------
                                                                                       18,261,640
                                                                                     ------------
Finance -- 5.4%
     10,010    American General Corp............................................          763,162
      8,000    Chile Fund.......................................................           71,680
     30,250    The CIT Group, Inc., Class A Shares..............................          698,775
     50,000    Freddie Mac......................................................        3,292,500
     57,800    Leucadia National Corp...........................................        1,971,558
     33,000    Loews Corp.......................................................        3,586,110
      5,910    New Germany Fund.................................................           51,240
                                                                                     ------------
                                                                                       10,435,025
                                                                                     ------------
Health Care -- 1.5%
     12,000    Health Net Inc.*.................................................          263,640
      3,827    HEALTHSOUTH Corp.*...............................................           60,926
     32,000    Humana Inc.*.....................................................          432,000
     22,077    Wellpoint Health Networks Inc.*..................................        2,182,311
                                                                                     ------------
                                                                                        2,938,877
                                                                                     ------------
Insurance -- Life, Accident & Health-- 0.6%
      1,714    Delphi International Ltd.*.......................................            5,249
     17,950    Fremont General Corp.............................................           64,620
      8,800    Kansas City Life Insurance Co....................................          347,600
     28,440    UnumProvident Corp...............................................          744,275
                                                                                     ------------
                                                                                        1,161,744
                                                                                     ------------
Insurance -- Property & Casualty-- 16.0%
      5,040    Allmerica Financial Corp.........................................          267,876
      3,000    Aon Corp.........................................................          102,810
    328,000    The Chubb Corp...................................................       23,534,000
    101,300    CNA Financial Corp.*.............................................        3,830,153
      5,000    Everest Re Group, Ltd............................................          316,250
     40,000    Merchants Group, Inc.............................................          764,000
     50,000    Old Republic International Corp..................................        1,412,500
      4,000    Reliance Group Holdings, Inc.....................................              240
     38,445    Trenwick Group Ltd...............................................          844,252
                                                                                     ------------
                                                                                       31,072,081
                                                                                     ------------

                       See Notes to Financial Statements.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Schedule of Investments (unaudited) (continued)
February 28, 2001

     Shares                               Security                                      Value
-------------------------------------------------------------------------------------------------
Real Estate -- 4.0%
               Forest City Enterprises, Inc.:
    118,500      Class A Shares.................................................     $  4,993,590
     66,100      Class B Shares, Convertible (b)................................        2,798,674
      8,600    Harbor Global Co. Ltd............................................           59,125
     47,776    HomeFed Corp.*...................................................           42,998
                                                                                     ------------
                                                                                        7,894,387
                                                                                     ------------
Technology -- 1.6%
     33,000    Genuity Inc.*....................................................           89,719
     10,000    Intel Corp.......................................................          285,625
     12,000    National Semiconductor Corp.*....................................          245,040
     28,234    Sabre Holdings Corp.*............................................        1,217,450
     25,000    Verizon Communications Inc.......................................        1,237,500
                                                                                     ------------
                                                                                        3,075,334
                                                                                     ------------
Transportation -- 5.5%
     73,000    Airborne, Inc....................................................          753,360
     79,200    AMR Corp.........................................................        2,633,400
     32,000    Canadian Pacific Ltd.............................................        1,196,800
      4,000    CNF Inc..........................................................          138,160
     70,100    General Dynamics Corp............................................        4,779,419
      9,500    International Shipholding Corp...................................           76,000
      3,078    KLM Royal Dutch Airlines - ADR...................................           74,273
     12,000    Lockheed Martin Corp.............................................          449,520
     23,600    Overseas Shipholding Group, Inc..................................          649,000
                                                                                     ------------
                                                                                       10,749,932
                                                                                     ------------
               TOTAL COMMON STOCK (Cost -- $35,631,679).........................      157,616,445
                                                                                     ------------

    Face
   Amount                                 Security                                      Value
-------------------------------------------------------------------------------------------------
Corporate Bonds -- 0.1%
Energy -- 0.1%
$   300,000    Pacific Gas & Electric Co., Series 93-G, 6.250% due 3/1/04
                  (Cost -- $259,481)............................................          262,500
                                                                                     ------------
               TOTAL LONG-TERM INVESTMENTS (Cost -- $35,891,160)................      157,878,945
                                                                                     ------------

                       See Notes to Financial Statements.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Schedule of Investments (unaudited) (continued)
February 28, 2001


    Face
   Amount                                 Security                                      Value
-------------------------------------------------------------------------------------------------
Corporate Short-Term Notes -- 18.9%
$ 3,780,000    Alabama Power Co., 5.370% due 3/13/01............................     $  3,773,234
  2,307,000    American Express Credit Corp., 5.450% due 3/2/01.................        2,306,651
  4,743,000    Carolina Power & Light Co., 6.050% due 3/8/01....................        4,737,420
  3,552,000    Commercial Metals Co., 6.750% due 9/12/01........................        3,548,941
  2,962,000    Guardian Industries Corp., 5.430% due 3/2/01.....................        2,961,550
  4,418,000    PHH Corp., 6.170% due 3/1/01.....................................        4,418,000
  5,000,000    Safeco Credit Co. Inc., 6.250% due 3/7/01........................        4,994,792
  5,005,000    Virginia Electric & Power Co., 5.450% due 3/9/01.................        4,998,938
  4,986,000    Wisconsin Gas Co., 5.500% due 3/1/01.............................        4,986,000
                                                                                     ------------
               TOTAL CORPORATE SHORT-TERM NOTES (Cost -- $36,725,526)...........       36,725,526
                                                                                     ------------
               TOTAL INVESTMENTS-- 100% (Cost -- $72,616,686**).................     $194,604,471
                                                                                     ============

------------
  *  Non-income producing security.
 (a) Security valued at fair value.
 (b) Convertible into Forest City Enterprises Inc., Class A shares.
  ** Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Assets and Liabilities (unaudited)
February 28, 2001

ASSETS:
  Investments, at value (cost -- $35,891,160)...................  $157,878,945
  Corporate short-term notes, at amortized cost.................    36,725,526
  Cash..........................................................           859
  Dividends and interest receivable.............................        73,965
  Other.........................................................           235
                                                                  ------------
  Total Assets..................................................   194,679,530
                                                                  ------------

LIABILITIES:
  Management fee payable........................................       155,923
  Payable for Fund shares purchased.............................        17,378
  Accrued expenses..............................................        74,537
                                                                  ------------
  Total Liabilities.............................................       247,838
                                                                  ------------
Total Net Assets................................................  $194,431,692
                                                                  ============

NET ASSETS:
  Common stock ($0.01 par value, authorized 15,000,000 shares;
    3,852,611 shares outstanding)...............................     $  38,526
  Capital paid in excess of par value...........................    67,266,026
  Undistributed net investment income...........................       626,409
  Accumulated net realized gain from security transactions......     4,512,946
  Net unrealized appreciation of investments....................   121,987,785
                                                                  ------------
Total Net Assets................................................  $194,431,692
                                                                  ============

Net Asset Value, Per Share ($194,431,692 3 3,852,611 shares)....        $50.47
                                                                       =======


                       See Notes to Financial Statements.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2001

Investment Income:

  Interest......................................................   $ 1,737,529
  Dividends ....................................................       988,829
  Less: Foreign withholding tax.................................       (28,502)
                                                                   -----------
  Total Investment Income.......................................     2,697,856
                                                                   -----------
Expenses:
  Management fee (Note 2).......................................     1,076,652
  Shareholder communication fees................................        30,625
  Audit and tax services........................................        21,814
  Shareholder services..........................................        10,983
  Registration fees.............................................        10,275
  Legal.........................................................         8,032
  Custody.......................................................         7,318
  Directors' fees...............................................         3,481
  Other.........................................................         4,767
                                                                   -----------
  Total Expenses................................................     1,173,947
                                                                   -----------
Net Investment Income...........................................     1,523,909
                                                                   -----------
Realized and Unrealized Gain (LOSS) on Investments (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales.........................................     9,750,008
    Cost of securities sold.....................................     2,588,910
                                                                   -----------
  Net Realized Gain.............................................     7,161,098
                                                                   -----------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period.........................................   129,452,521
    End of period...............................................   121,987,785
                                                                   -----------
  Decrease in Net Unrealized Appreciation.......................    (7,464,736)
                                                                   -----------
Net Loss on Investments.........................................      (303,638)
                                                                   -----------
Increase in Net Assets From Operations..........................   $ 1,220,271
                                                                   ===========

                       See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 28, 2001 (unaudited) and the Year Ended August 31, 2000

                                                                     2001                  2000
---------------------------------------------------------------------------------------------------
Operations:
  Net investment income....................................     $   1,523,909         $   3,084,008
  Net realized gain........................................         7,161,098            17,833,220
  Increase (decrease) in net unrealized appreciation.......        (7,464,736)           14,292,607
                                                                -------------         -------------
  Increase in Net Assets From Operations...................         1,220,271            35,209,835
                                                                -------------         -------------

Distributions to Shareholders from:
  Net investment income....................................        (3,027,199)           (3,100,369)
  Net realized gains.......................................       (19,807,162)           (9,475,297)
                                                                -------------         -------------
  Decrease in Net Assets From
    Distributions to Shareholders..........................       (22,834,361)          (12,575,666)
                                                                -------------         -------------

Fund Share Transactions (NOTE 4):
  Net proceeds from sale of shares.........................        17,446,469            19,877,386
  Net asset value of shares issued for
    reinvestment of dividends..............................        17,941,209             9,758,565
  Cost of shares reacquired................................       (31,496,645)          (28,858,891)
                                                                -------------         -------------
  Increase in Net Assets From Fund Share Transactions......         3,891,033               777,060
                                                                -------------         -------------
Increase (Decrease) in Net Assets..........................       (17,723,057)           23,411,229

Net Assets:
  Beginning of period......................................       212,154,749           188,743,520
                                                                -------------         -------------
  End of period*...........................................      $194,431,692          $212,154,749
                                                                =============         =============
*Includes undistributed net investment income of:..........          $626,409            $2,129,699
                                                                =============         =============

                       See Notes to Financial Statements.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


Notes to Financial Statements (unaudited)

1.   Significant Accounting Policies

The Salomon Brothers Opportunity Fund Inc ("Fund") is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (a) Securities Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

     (b) Federal Income Taxes. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (c) Dividends and Distributions. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

     (d) Year End Tax Reclassifications. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. At August 31, 2000, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

     (e) Other. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2.   Management Fee and Other Transactions

     The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. The management fee is payable monthly at an annual rate of 1% of the Fund's average daily net assets.

3.   Portfolio Activity

     During the six months ended February 28, 2001, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

     Purchases ................................      $    598,255
                                                      ===========
     Sales ....................................       $ 9,750,008
                                                      ===========

     At February 28, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

     Gross unrealized appreciation ............      $123,642,731
     Gross unrealized depreciation ............        (1,654,946)
                                                     ------------
     Net unrealized appreciation ..............      $121,987,785
                                                     ============

4.   Shares of Capital Stock

     At February 28, 2001, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares for the portfolio were as follows:

                                                  Six Months Ended                 Year Ended
                                                  February 28, 2001              August 31, 2000
                                              ------------------------      -------------------------
                                               Shares        Amount          Shares         Amount
                                              --------     -----------      --------      -----------
Shares sold................................    317,022     $17,446,469       375,908      $19,877,386
Shares issued on reinvestment..............    353,382      17,941,209       199,416        9,758,565
Shares reacquired..........................   (607,930)    (31,496,645)     (583,563)     (28,858,891)
                                              --------     -----------      --------      -----------
Net Increase (Decrease)....................     62,474     $ 3,891,033        (8,239)     $   777,060
                                              ========     ===========       =======      ===========

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Financial Highlights

For a share of capital stock outstanding throughout each year ended August 31, except where noted:

                                            2001(1)     2000       1999        1998       1997        1996
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $55.98     $49.69      $47.36      $50.64     $37.89      $35.75
                                            ------     ------      ------      ------     ------      ------
Income (Loss) From Operations:
  Net investment income..................     0.38       0.82        0.76        0.46       0.43        0.60
  Net realized and unrealized gain (loss)    (0.17)      8.79        6.98       (1.95)     14.46        3.38
                                            ------     ------      ------      ------     ------      ------
Total Income (Loss) From Operations ....      0.21       9.61        7.74       (1.49)     14.89        3.98
                                            ------     ------      ------      ------     ------      ------

Less Distributions From:
  Net investment income.................    (0.76)     (0.80)      (0.47)      (0.39)     (0.62)      (0.48)
  Net realized gains....................    (4.96)     (2.52)      (4.94)      (1.40)     (1.52)      (1.36)
                                            ------     ------      ------      ------     ------      ------
Total Distributions.....................    (5.72)     (3.32)      (5.41)      (1.79)     (2.14)      (1.84)
                                            ------     ------      ------      ------     ------      ------

Net Asset Value, End of Period..........    $50.47     $55.98      $49.69      $47.36     $50.64      $37.89
                                            ======     ======      ======      ======     ======      ======
Total Return............................       0.3%++    20.4%       16.5%       (3.3)%     40.5%       11.4%
Net Assets, End of Period (000s)........  $194,432   $212,155    $188,744    $177,269   $188,496    $141,984
Ratios to Average Net Assets:
  Expenses..............................      1.09%+     1.11%       1.14%       1.12%      1.16%       1.18%
  Net investment income.................      1.42+      1.65        1.55        0.83       0.95        1.59

Portfolio Turnover Rate.................         1%         3%          3%          3%         4%          5%

---------------
(1) For the six months ended February 28, 2001 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Directors

Irving Brilliant
      Chairman

B. Alexander Gaguine
      Consultant

Rosalind A. Kochman
      Administrator and counsel,
      Kochman Eye Surgical Facility

Irving Sonnenschein
      Partner of law firm of Sonnenschein,
      Sherman & Deutsch

Officers

Irving Brilliant
      Chairman and Portfolio Manager

George J. Williamson
      President and Co-Portfolio Manager

Lewis E. Daidone
      Executive Vice President and Treasurer

Anthony Pace
      Controller

Christina T. Sydor
      Secretary


Salomon Brothers Opportunity Fund Inc

      7 World Trade Center
      New York, New York 10048
      1-888-777-0102, toll free

Investment Manager
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York 10048

Distributor
      CFBDS, Inc.

Custodian
      PFPC Trust Company
      8800 Tinicom Blvd.
      Suite 200
      Philadelphia, Pennsylvania 19153

Dividend Disbursing and Transfer Agent
      PFPC Global Fund Services
      P.O. Box 9764
      Providence, Rhode Island 02940-9764

Legal Counsel
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York 10017-3909

Independent Accountants
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

                              Salomon Brothers
                              Opportunity Fund Inc

                              Semi-Annual Report

                              FEBRUARY 28, 2001


--------------------------------------------------------
                       Salomon Brothers Asset Management
                       --------------------------------------------------------


             NOT FDIC INSURED * NOT BANK GUARANTEED * MAY LOSE VALUE



PFPC Global Fund Services
P.O. Box 9764
Providence, Rhode Island 02940-9764
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                                                            U.S. POSTAGE
                                                                PAID
                                                          NORTH READING, MA
                                                            PERMIT No. 105


                                                             OPSEMI 2/01